Financial risk management (Narrative) (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) lb	Dec. 31, 2019 USD ($) lb $ / shares
Non-Hedge Commodity Foreign Forward Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain on commodity contracts		$ 2.0
Unrealized gains on forward exchange contracts		0.5
Realized gain on foreign exchange contract		1.0
Non-Hedge Commodity Foreign Forward Contracts [Member] | Convertible Debenture [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Realized gain on commodity contracts	$ (0.2)	$ (2.5)
Non-Hedge Commodity Foreign Forward Contracts [Member] | Zinc [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity of commodity sell | lb	1,600,000	1,600,000
Average price per pound | $ / shares		$ 1.20
Non-Hedge Commodity Foreign Forward Contracts [Member] | Lead [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quantity of commodity sell | lb	3,300,000	3,300,000
Average price per pound | $ / shares		$ 0.95
Credit risk [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	$ 2.8	$ 4.6
Silver, Zinc, Lead and Copper Prices [Member] | Trade and other receivables [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instrument	$ 0.3	$ 0.5
Interest rate risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Interest rate basis spread over U.S. LIBOR	5.00%